Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	35.3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 4.2
Period of recognition for unrecognized stock-based compensation costs, in years	2 years
Total intrinsic value of options exercised	12.6	5.5	0.7
Tax benefit realized on options exercised	4.8	2.1	0.3
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	1
Contractual term of stock option exercises, in years	8
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	4
Contractual term of stock option exercises, in years	10
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	9.7
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 4 months 24 days
Fair value of shares that vested during period	$ 11.5	$ 7.5	$ 9.6